Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30,	December 31,
	2025	2024
Land use rights	$4,718,212	$4,630,496
Less: accumulated amortization	(252,730)	(198,093)
Intangible assets, net	$4,465,482	$4,432,403

Amortization expense of intangible assets for the six months ended June 30, 2025 and 2024 amounted to $50,264 and $50,521, and of which $38,567 and $38,764 were included in cost of revenues, respectively, and of which $11,697 and $11,757 were included selling, general and administrative expenses, respectively.

As of June 30, 2025 and December 31, 2024, certain land use rights were pledged as collaterals to secure the Company’s bank loans (see Note 10).

During the six months ended June 30, 2025 and 2024, the Company did not recognize any impairment losses on its intangible assets.

Amortization of intangible assets attributable to future periods as of June 30, 2025 is as follows:

Twelve months ended June 30,	Amortization Amount
2026	$101,769
2027	101,769
2028	101,769
2029	101,769
2030	101,769
Thereafter	3,956,637
Total	$4,465,482